LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–92.84%
INVESTMENT COMPANIES–92.84%
Equity Funds–35.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Special Opportunities Fund	4,932,466	$ 116,519,648
LVIP SSGA Large Cap 100 Fund	28,839,345	260,159,729
LVIP SSGA Mid-Cap Index Fund	13,897,015	117,054,553
LVIP SSGA S&P 500 Index Fund	65,131,250	1,097,396,425
LVIP SSGA Small-Cap Index Fund	10,507,921	230,386,173
LVIP T. Rowe Price Growth Stock Fund	5,079,613	212,434,505
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,930,647	114,819,985
		2,148,771,018
Fixed Income Funds–34.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	30,889,948	306,520,950
LVIP Delaware Bond Fund	39,278,417	543,691,851
LVIP JPMorgan High Yield Fund	14,484,830	134,086,072
LVIP PIMCO Low Duration Bond Fund	10,031,571	98,740,753
LVIP SSGA Bond Index Fund	21,903,664	259,821,265
LVIP SSGA Short-Term Bond Index Fund	3,044,236	30,798,534
LVIP Western Asset Core Bond Fund	66,760,473	669,340,499
		2,042,999,924
Global Equity Fund–2.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	16,384,432	120,589,421
		120,589,421
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	4,479,804	$ 51,943,323
		51,943,323
International Equity Funds–20.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	10,989,286	114,101,751
LVIP MFS International Growth Fund	16,365,245	255,232,365
LVIP Mondrian International Value Fund	12,932,221	159,919,845
LVIP SSGA Developed International 150 Fund	24,963,995	140,597,221
LVIP SSGA Emerging Markets 100 Fund	9,359,283	57,194,580
LVIP SSGA Emerging Markets Equity Index Fund	16,892,678	147,675,791
LVIP SSGA International Index Fund	42,886,781	323,966,744
		1,198,688,297
Total Affiliated Investments (Cost $5,191,239,172)		5,562,991,983
UNAFFILIATED INVESTMENT–1.87%
INVESTMENT COMPANY–1.87%
Money Market Fund–1.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	111,969,568	111,969,568
Total Unaffiliated Investment (Cost $111,969,568)		111,969,568

TOTAL INVESTMENTS–94.71% (Cost $5,303,208,740)	5,674,961,551
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.29%	317,040,484
NET ASSETS APPLICABLE TO 448,896,229 SHARES OUTSTANDING–100.00%	$5,992,002,035

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(1,461)	90 Day IMM NEW BPound	$(113,738,850)	$(115,558,787)	6/15/20	$1,819,937	$—
(893)	Australian Dollar	(54,856,990)	(55,423,514)	6/15/20	566,524	—
(1,321)	Euro	(182,454,869)	(185,446,481)	6/15/20	2,991,612	—
(1,224)	Japanese Yen	(142,588,350)	(143,705,426)	6/15/20	1,117,076	—
(214)	Swedish Krona	(43,215,160)	(44,335,459)	6/15/20	1,120,299	—
					7,615,448	—
Interest Rate Contract:
10,052	U.S. Treasury 5 yr Notes	1,260,112,437	1,253,984,367	6/30/20	6,128,070	—
Equity Contracts:
(4,137)	E-mini MSCI Emerging Markets Index	(174,353,865)	(175,161,482)	6/19/20	807,617	—
(3,633)	E-mini Russell 2000 Index	(208,461,540)	(204,644,885)	6/19/20	—	(3,816,655)
(10,504)	E-mini S&P 500 Index	(1,349,606,440)	(1,338,912,277)	6/19/20	—	(10,694,163)
(2,446)	E-mini S&P MidCap 400 Index	(351,685,880)	(349,421,194)	6/19/20	—	(2,264,686)
(6,071)	Euro STOXX 50 Index	(183,930,943)	(161,649,990)	6/19/20	—	(22,280,953)
(1,612)	FTSE 100 Index	(112,837,677)	(102,422,765)	6/19/20	—	(10,414,912)
(2,760)	OMXS 30 Index	(41,291,679)	(36,555,600)	4/17/20	—	(4,736,079)
(689)	SPI 200 Index	(54,130,350)	(53,853,921)	6/18/20	—	(276,429)
(1,123)	Topix Index	(146,530,481)	(137,247,512)	6/11/20	—	(9,282,969)
					807,617	(63,766,846)
Total Futures Contracts					$14,551,135	$(63,766,846)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IMM–International Monetary Market
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,562,991,983	$—	$—	$5,562,991,983
Unaffiliated Investment Company	111,969,568	—	—	111,969,568
Total Investments	$5,674,961,551	$—	$—	$5,674,961,551
Derivatives:
Assets:
Futures Contracts	$14,551,135	$—	$—	$14,551,135
Liabilities:
Futures Contracts	$(63,766,846)	$—	$—	$(63,766,846)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-92.84%@
Equity Funds-35.86%@
✧✧LVIP Delaware Special Opportunities Fund	$137,847,755	$34,202,252	$7,965,958	$(2,855,662)	$(44,708,739)	$116,519,648	4,932,466	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	315,351,506	58,475,727	19,893,952	(5,036,956)	(88,736,596)	260,159,729	28,839,345	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	138,858,985	26,392,027	9,390,542	(1,933,802)	(36,872,115)	117,054,553	13,897,014	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,293,248,282	146,278,713	105,791,200	(5,703,557)	(230,635,813)	1,097,396,425	65,131,250	—	—
✧✧LVIP SSGA Small-Cap Index Fund	278,014,449	51,455,844	17,667,330	(3,600,803)	(77,815,987)	230,386,173	10,507,921	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	258,051,885	23,841,026	37,722,074	5,398,370	(37,134,701)	212,434,506	5,079,613	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	137,768,413	17,819,863	13,662,334	1,217,711	(28,323,668)	114,819,985	4,930,647	—	—
Fixed Income Funds-34.10%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	370,901,683	12,778,845	72,270,275	(1,915,577)	(2,973,726)	306,520,950	30,889,948	—	—
✧✧LVIP Delaware Bond Fund	694,307,319	34,470,148	187,446,974	(5,325,293)	7,686,651	543,691,851	39,278,417	—	—
✧✧LVIP JPMorgan High Yield Fund	152,307,983	9,119,032	8,961,880	(1,356,660)	(17,022,403)	134,086,072	14,484,830	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	149,018,223	101,866	49,645,190	(761,820)	27,674	98,740,753	10,031,571	—	—
✧✧LVIP SSGA Bond Index Fund	307,116,539	9,391,713	66,546,641	1,310,404	8,549,250	259,821,265	21,903,664	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	36,291,233	1,406,182	6,297,816	(113,664)	(487,401)	30,798,534	3,044,236	—	—
✧✧LVIP Western Asset Core Bond Fund	696,355,634	33,977,096	53,638,509	(2,104,933)	(5,248,789)	669,340,499	66,760,473	—	—
Global Equity Fund-2.01%@
✧✧LVIP BlackRock Global Real Estate Fund	135,458,267	26,346,606	11,415,880	(1,243,486)	(28,556,087)	120,589,420	16,384,432	—	—
Global Fixed Income Fund-0.87%@
✧✧LVIP Global Income Fund	61,469,533	2,118,545	11,838,660	(22,924)	216,829	51,943,323	4,479,804	—	—
International Equity Funds-20.00%@
✧✧LVIP Loomis Sayles Global Growth Fund	138,842,172	8,486,490	14,251,854	(71,249)	(18,903,808)	114,101,751	10,989,285	—	—
✧✧LVIP MFS International Growth Fund	322,367,937	19,558,988	29,110,698	4,447,329	(62,031,191)	255,232,365	16,365,245	—	—
✧✧LVIP Mondrian International Value Fund	193,140,124	28,951,435	10,982,194	(2,556,932)	(48,632,588)	159,919,845	12,932,221	—	—
✧✧LVIP SSGA Developed International 150 Fund	184,227,388	24,726,268	13,887,515	(2,983,128)	(51,485,792)	140,597,221	24,963,995	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	71,013,094	10,720,596	3,982,979	(1,136,835)	(19,419,296)	57,194,580	9,359,283	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	187,333,022	17,084,049	13,039,301	(676,761)	(43,025,218)	147,675,791	16,892,678	—	—
✧✧LVIP SSGA International Index Fund	388,377,548	46,558,138	22,312,416	(4,523,513)	(84,133,013)	323,966,744	42,886,781	—	—
Total	$6,647,668,974	$644,261,449	$787,722,172	$(31,549,741)	$(909,666,527)	$5,562,991,983		$—	$—

@ As a percentage of Net Assets as of March 31, 2020.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Moderate Allocation Managed Risk Fund–5